Schedule of Investments (unaudited)
October 31, 2025
iShares® Cybersecurity and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communications Equipment — 11.6%
Accton Technology Corp.	1,608,000	$55,920,926
Calix Inc.(a)	753,954	51,585,533
		107,506,459
IT Services — 12.2%
Akamai Technologies Inc.(a)	504,023	37,852,128
Change Holdings Inc.(b)	400,000	2,931,847
NCC Group PLC	3,460,306	6,805,962
Netcompany Group A/S(a)(b)(c)	523,414	26,154,025
Okta Inc.(a)	369,521	33,822,257
Protean eGov Technologies Ltd.	489,893	4,657,812
		112,224,031
Professional Services — 14.1%
Booz Allen Hamilton Holding Corp., Class A	376,033	32,775,036
CACI International Inc., Class A(a)(b)	87,159	49,005,148
Science Applications International Corp.	368,637	34,544,973
Zetrix Ai Bhd	67,588,100	13,617,921
		129,943,078
Software — 62.1%
A10 Networks Inc.	907,576	16,191,156
Ahnlab Inc.	75,784	3,228,699
Alarm.com Holdings Inc.(a)	611,760	30,110,827
BlackBerry Ltd.(a)(b)	7,755,549	37,877,802
Check Point Software Technologies Ltd.(a)(b)	166,320	32,545,498
Clear Secure Inc., Class A	1,104,016	33,639,367
Crowdstrike Holdings Inc., Class A(a)	82,887	45,008,470
CyberArk Software Ltd.(a)	96,159	50,077,684
Digital Arts Inc.	135,100	6,609,488
Fortinet Inc.(a)	370,051	31,983,508
OneSpan Inc.	463,413	5,282,908
Palo Alto Networks Inc.(a)	194,515	42,839,983
Qualys Inc.(a)	273,691	33,735,153
Radware Ltd.(a)	409,521	10,496,023
Rapid7 Inc.(a)	803,093	14,865,251
Security	Shares	Value
Software (continued)
SentinelOne Inc., Class A(a)	2,114,636	$37,746,253
TeamViewer SE(a)(c)	1,672,200	12,308,487
Tenable Holdings Inc.(a)	1,181,161	34,277,292
Trend Micro Inc./Japan	513,500	26,205,157
Varonis Systems Inc., Class B(a)	766,682	27,010,207
Zscaler Inc.(a)	128,127	42,427,975
		574,467,188
Total Long-Term Investments — 100.0% (Cost: $773,451,925)		924,140,756
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(d)(e)(f)	44,950,130	44,972,605
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(d)(e)	580,000	580,000
Total Short-Term Securities — 4.9% (Cost: $45,552,606)		45,552,605
Total Investments — 104.9% (Cost: $819,004,531)		969,693,361
Liabilities in Excess of Other Assets — (4.9)%		(44,920,934)
Net Assets — 100.0%		$924,772,427

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$52,403,496	$—	$(7,437,916)(a)	$7,025	$—	$44,972,605	44,950,130	$25,410 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	560,000	20,000 (a)	—	—	—	580,000	580,000	5,593	—
				$7,025	$—	$45,552,605		$31,003	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® Cybersecurity and Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	1	12/19/25	$304	$28,766
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$768,929,131	$155,211,625	$—	$924,140,756
Short-Term Securities
Money Market Funds	45,552,605	—	—	45,552,605
	$814,481,736	$155,211,625	$—	$969,693,361
Derivative Financial Instruments(a)
Assets
Equity Contracts	$28,766	$—	$—	$28,766

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.